Schedule of Investments (unaudited) March 31, 2023	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 96.4%
iShares Core MSCI Total International Stock ETF	34,086,934	$2,111,685,561
iShares Developed Real Estate Index Fund, Class K	32,133,497	289,201,475
Large Cap Index Master Portfolio	$3,470,100,046	3,470,100,046
Master Small Cap Index Series	$103,163,830	103,163,830

		5,974,150,912

Fixed-Income Funds — 3.3%
iShares TIPS Bond ETF	534,806	58,962,362
iShares U.S. Long Credit Bond Index Fund	15,152,010	143,944,092
iShares U.S. Long Government Bond Index Fund	410,926	3,706,553

		206,613,007

Security	Shares	Value

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(b)	17,794,446	$17,794,446

Total Investments — 100.0% (Cost: $5,155,710,016)		6,198,558,365

Other Assets Less Liabilities — 0.0%		573,772

Net Assets — 100.0%		$6,199,132,137

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares/ Investment Value Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$48,366,043	$—		$(48,372,033	)(b)	$6,979	$(989)	$—	—	$2,397	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,651,195	14,143,251	(b)	—		—	—	17,794,446	17,794,446	147,885		—
iShares Core MSCI Total International Stock ETF	1,953,737,953	98,388,439		(79,348,472)		(9,985,453)	148,893,094	2,111,685,561	34,086,934	—		—
iShares Developed Real Estate Index Fund, Class K	264,508,436	23,649,038		(1,784,343)		(476,439)	3,304,783	289,201,475	32,133,497	—		—
iShares TIPS Bond ETF	47,070,961	13,389,074		(3,255,295)		(679,804)	2,437,426	58,962,362	534,806	—		—
iShares U.S. Long Credit Bond Index Fund	105,431,254	33,220,399		—		—	5,292,439	143,944,092	15,152,010	1,457,777		—
iShares U.S. Long Government Bond Index Fund	719,406	2,863,114		—		—	124,033	3,706,553	410,926	13,200		—
Large Cap Index Master Portfolio	3,168,904,503	77,572,265	(b)(d)	—		(9,776,344)	233,399,622	3,470,100,046	$3,470,100,046	14,605,987		—
Master Small Cap Index Series	58,228,378	43,517,008	(b)(d)	—		64,752	1,353,692	103,163,830	$103,163,830	291,303		—

						$(20,846,309)	$394,804,100	$6,198,558,365		$16,518,549		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$2,400,887,036	$—	$—	$2,400,887,036
Fixed-Income Funds	206,613,007	—	—	206,613,007
Money Market Funds	17,794,446	—	—	17,794,446

	$2,625,294,489	$—	$—	2,625,294,489

Investments Valued at NAV(a)				3,573,263,876

				$6,198,558,365

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2